UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-23643)

Exact name of registrant as specified in charter:	Putnam ETF Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2025

Date of reporting period:	May 1, 2024 – October 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam PanAgora ESG Emerging Markets Equity ETF
PPEM | NYSE Arca, Inc.
Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about Putnam PanAgora ESG Emerging Markets Equity ETF for the period May 1, 2024, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Putnam PanAgora ESG Emerging Markets Equity ETF	$32	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$31,914,167
Total Number of Portfolio Holdings*	119
Portfolio Turnover Rate	51%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam PanAgora ESG Emerging Markets Equity ETF	PAGE 1	39493-STSR-1224

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
PanAgora ESG Emerging Markets Equity ETF

Financial Statements and Other Important Information

Semiannual | October 31, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 10/31/24 (Unaudited)
COMMON STOCKS (99.6%)*	Shares	Value
Aerospace and defense (1.7%)
Bharat Electronics, Ltd. (India)	158,299	$536,347
		536,347
Air freight and logistics (—%)
Sinotrans, Ltd. Class A (China)	13,100	9,389
		9,389
Automobiles (5.3%)
Bajaj Auto, Ltd. (India)	2,942	344,151
Eicher Motors, Ltd. (India)	4,989	290,409
Hero MotoCorp, Ltd. (India)	5,194	308,204
Hyundai Motor Co. (South Korea)	1,589	247,562
Kia Corp. (South Korea)	7,685	511,776
		1,702,102
Banks (13.2%)
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	126,884	308,829
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	84,874	291,151
Banco Santander Chile (Chile)	2,242,893	111,372
Bank Central Asia Tbk PT (Indonesia)	936,300	611,473
China Construction Bank Corp. Class H (China)	420,000	325,774
First Financial Holding Co., Ltd. (Taiwan)	431,000	365,220
Hana Financial Group, Inc. (South Korea)	11,511	499,644
ICICI Bank, Ltd. ADR (India)	27,692	842,114
KB Financial Group, Inc. (South Korea)	6,773	443,190
Moneta Money Bank AS (Czech Republic)	8,087	40,300
Ping An Bank Co., Ltd. Class A (China)	48,700	77,886
Shanghai Pudong Development Bank Co., Ltd. Class A (China)	58,900	81,451
Taishin Financial Holding Co., Ltd. (Taiwan)	426,000	227,360
		4,225,764
Beverages (0.6%)
Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey)	9,385	52,506
Chongqing Brewery Co., Ltd. Class A (China)	18,800	153,345
		205,851
Biotechnology (0.2%)
SK Bioscience Co., Ltd. (South Korea) †	1,224	47,984
		47,984
Broadline retail (4.9%)
Alibaba Group Holding, Ltd. ADR (China)	7,736	757,973
Falabella SA (Chile) †	32,861	117,954
JD.com, Inc. ADR (China)	4,295	174,463
Naspers, Ltd. Class N (South Africa)	980	230,362
PDD Holdings, Inc. ADR (China) †	2,307	278,201
		1,558,953
Capital markets (0.5%)
Guosen Securities Co., Ltd. Class A (China)	19,700	32,004
Huatai Securities Co., Ltd. (China)	44,200	75,163
Huatai Securities Co., Ltd. Class A (China)	22,300	55,251
		162,418
Chemicals (1.4%)
Hengli Petrochemical Co., Ltd. Class A (China)	39,900	77,045
Pidilite Industries, Ltd. (India)	5,946	222,453
Supreme Industries, Ltd. (India)	2,600	132,796
		432,294
Consumer finance (0.5%)
Qifu Technology, Inc. ADR (China)	4,624	151,713
		151,713
Consumer staples distribution and retail (0.6%)
Click’s Group, Ltd. (South Africa)	9,318	198,907
		198,907

PanAgora ESG Emerging Markets Equity ETF
1

COMMON STOCKS (99.6%)* cont.	Shares	Value
Diversified telecommunication services (4.4%)
China Tower Corp., Ltd. (China)	1,720,000	$232,310
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	65,597	316,461
Orange Polska SA (Poland)	8,155	15,826
Saudi Telecom Co. (Saudi Arabia)	51,850	581,910
Telefonica Brasil SA (Brazil)	19,100	173,922
Telekom Malaysia Bhd (Malaysia)	46,300	68,620
		1,389,049
Electric utilities (1.9%)
Companhia Paranaense (Preference) (Brazil)	36,400	61,770
Power Grid Corp. of India, Ltd. (India)	145,446	554,895
		616,665
Electrical equipment (0.6%)
Ningbo Sanxing Medical Electric Co., Ltd. Class A (China)	6,200	26,871
Voltronic Power Technology Corp. (Taiwan)	2,258	150,110
		176,981
Electronic equipment, instruments, and components (2.7%)
Delta Electronics, Inc. (Taiwan)	46,733	589,268
Foxconn Industrial Internet Co., Ltd. Class A (China)	32,700	111,441
WPG Holdings, Ltd. (Taiwan)	66,000	152,846
		853,555
Entertainment (2.5%)
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A (China)	6,600	15,147
Krafton, Inc. (South Korea) †	1,111	266,479
NetEase, Inc. ADR (China)	6,567	528,709
		810,335
Food products (2.8%)
Inner Mongolia Yili Industrial Group Co., Ltd. Class A (China)	16,100	63,150
Marico, Ltd. (India)	21,176	161,175
Uni-President Enterprises Corp. (Taiwan)	201,000	562,725
Want Want China Holdings, Ltd. (China)	161,000	100,235
		887,285
Gas utilities (0.7%)
China Resources Gas Group, Ltd. (China)	48,400	187,085
ENN Natural Gas Co., Ltd. (China)	10,100	26,032
		213,117
Health care equipment and supplies (0.3%)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	2,500	93,667
		93,667
Health care providers and services (2.2%)
Bangkok Dusit Medical Services PCL (Thailand)	377,200	307,394
Dr. Sulaiman Al Habib Medical Services Group Co. (Saudi Arabia)	4,262	324,782
Shanghai Pharmaceuticals Holding Co., Ltd. Class H (China)	42,500	65,602
		697,778
Hotels, restaurants, and leisure (1.5%)
Meituan Class B (China) †	20,200	474,203
		474,203
Household durables (0.4%)
Gree Electric Appliances, Inc. of Zhuhai Class A (China)	8,000	48,906
Midea Group Co., Ltd. Class A (China)	9,300	93,344
		142,250
Industrial conglomerates (1.2%)
Samsung C&T Corp. (South Korea)	3,876	328,617
Sime Darby Bhd (Malaysia)	109,600	58,066
		386,683
Insurance (6.8%)
Cathay Financial Holding Co., Ltd. (Taiwan)	276,000	593,521
Co. for Cooperative Insurance (The) (Saudi Arabia)	2,985	111,589
DB Insurance Co., Ltd. (South Korea)	1,824	144,466
Fubon Financial Holding Co., Ltd. (Taiwan)	140,350	397,746
People’s Insurance Co. Group of China, Ltd. (The) (China)	355,000	179,461
Ping An Insurance Group Co. of China, Ltd. Class H (China)	120,802	748,204
		2,174,987

2
PanAgora ESG Emerging Markets Equity ETF

COMMON STOCKS (99.6%)* cont.	Shares	Value
Interactive media and services (4.3%)
Tencent Holdings, Ltd. (China)	26,488	$1,378,558
		1,378,558
IT Services (4.8%)
HCL Technologies, Ltd. (India)	26,407	554,622
Infosys, Ltd. ADR (India)	34,734	726,288
Samsung SDS Co., Ltd. (South Korea)	2,266	234,974
		1,515,884
Machinery (0.9%)
Sany Heavy Industry Co., Ltd. Class A (China)	22,400	57,451
Weichai Power Co., Ltd. Class H (China)	113,371	171,790
Yutong Bus Co., Ltd. Class A (China)	9,700	32,935
Zhejiang Dingli Machinery Co., Ltd. Class A (China)	2,600	18,525
		280,701
Metals and mining (2.8%)
Baoshan Iron & Steel Co., Ltd. (China)	41,900	38,393
CMOC Group, Ltd. Class H (China)	198,000	164,276
CSN Mineracao SA (Brazil)	55,000	59,083
Gold Fields, Ltd. ADR (South Africa)	19,571	322,530
Grupo Mexico SAB de CV Class B (Mexico)	40,800	213,466
Jiangxi Copper Co., Ltd. Class H (China)	4,000	6,740
Kumba Iron Ore, Ltd. (South Africa)	5,352	100,786
		905,274
Oil, gas, and consumable fuels (1.9%)
Hindustan Petroleum Corp., Ltd. (India)	3,147	14,256
Petronet LNG, Ltd. (India)	28,140	111,441
PTT PCL NVDR (Thailand)	255,100	253,248
Reliance Industries, Ltd. (India) †	2,157	34,170
Reliance Industries, Ltd. (India)	2,157	34,170
Turkiye Petrol Rafinerileri AS (Turkey)	40,736	171,908
		619,193
Paper and forest products (0.2%)
Shandong Sun Paper Industry JSC, Ltd. Class A (China)	42,700	78,071
		78,071
Pharmaceuticals (1.7%)
China Resources Pharmaceutical Group, Ltd. (China)	59,000	41,741
Cipla, Ltd./India (India)	19,187	354,082
Kalbe Farma Tbk PT (Indonesia)	868,800	89,399
Yunnan Baiyao Group Co., Ltd. Class A (China)	5,100	40,897
		526,119
Real estate management and development (4.9%)
Aldar Properties PJSC (United Arab Emirates) †	221,939	460,428
China Resources Land, Ltd. (China)	142,500	473,833
China Resources Mixc Lifestyle Services, Ltd. (China)	28,400	117,084
KE Holdings, Inc. ADR (China)	23,983	525,947
		1,577,292
Semiconductors and semiconductor equipment (10.6%)
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	105,465	3,390,417
		3,390,417
Specialty retail (1.3%)
Pop Mart International Group, Ltd. (China)	21,400	194,067
Vibra Energia SA (Brazil)	55,500	214,189
		408,256
Technology hardware, storage, and peripherals (6.7%)
Asustek Computer, Inc. (Taiwan)	25,722	461,615
GRG Banking Equipment Co., Ltd. Class A (China)	12,500	21,642
Lenovo Group, Ltd. (China)	345,065	457,181
Samsung Electronics Co., Ltd. (South Korea)	27,999	1,201,117
		2,141,555
Trading companies and distributors (0.2%)
BOC Aviation, Ltd. (China)	8,900	69,148
		69,148

PanAgora ESG Emerging Markets Equity ETF
3

COMMON STOCKS (99.6%)* cont.	Shares	Value
Transportation infrastructure (1.1%)
CCR SA (Brazil)	37,500	$79,464
Grupo Aeroportuario del Sureste SAB de CV Class B (Mexico)	7,600	203,268
Jiangsu Expressway Co., Ltd. Class A (China)	9,900	17,516
Jiangsu Expressway Co., Ltd. Class H (China)	38,944	39,224
		339,472
Wireless telecommunication services (1.3%)
America Movil SAB de CV (Mexico)	313,600	247,783
PLDT, Inc. (Philippines)	2,840	69,888
TIM SA/Brazil (Brazil)	31,800	91,208
		408,879
Total common stocks (cost $29,358,281)		$31,787,096
SHORT-TERM INVESTMENTS (0.3%)*	Shares	Value
Putnam Government Money Market Fund Class P 4.62% L	109,891	$109,891
Total short-term investments (cost $109,891)		$109,891
TOTAL INVESTMENTS
Total investments (cost $29,468,172)	$31,896,987
Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
JSC	Joint Stock Company
NVDR	Non-voting Depository Receipts
PJSC	Public Joint Stock Company
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from May 1, 2024 through October 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $31,914,167.
†	This security is non-income-producing.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
China	28.8%	Brazil	2.1%
Taiwan	21.6	Mexico	2.1
India	16.4	Thailand	1.8
South Korea	12.3	Chile	0.7
United Arab Emirates	4.3	Turkey	0.7
Saudi Arabia	3.2	Other	1.1
South Africa	2.7	Total	100.0%
Indonesia	2.2

4
PanAgora ESG Emerging Markets Equity ETF

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3
	Common stocks*:
	Communication services	$3,986,821	$—	$—
	Consumer discretionary	4,285,764	—	—
	Consumer staples	1,292,043	—	—
	Energy	619,193	—	—
	Financials	6,714,882	—	—
	Health care	1,365,548	—	—
	Industrials	1,798,721	—	—
	Information technology	7,901,411	—	—
	Materials	1,415,639	—	—
	Real estate	1,577,292	—	—
	Utilities	829,782	—	—
	Total common stocks	31,787,096	—	—
	Short-term investments	109,891	—	—
	Totals by level	$31,896,987	$—	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

PanAgora ESG Emerging Markets Equity ETF
5

Financial Statements

Statement of assets and liabilities

10/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $29,358,281)	$31,787,096
Affiliated issuers (identified cost $109,891) (Note 5)	109,891
Foreign currency (cost $28,191) (Note 1)	27,592
Dividends, interest and other receivables	48,817
Total assets	31,973,396

LIABILITIES
Payable for compensation of Manager (Note 2)	16,687
Payable for foreign capital gains taxes	42,542
Total liabilities	59,229
Net assets	$31,914,167

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$28,673,766
Total distributable earnings (Note 1)	3,240,401
Total — Representing net assets applicable to capital shares outstanding	$31,914,167

COMPUTATION OF NET ASSET VALUE
Net asset value per share ($31,914,167 divided by 1,425,000 shares)	$22.40

The accompanying notes are an integral part of these financial statements.

6	PanAgora ESG Emerging Markets Equity ETF

Statement of operations

Six months ended 10/31/24 (Unaudited)

Investment income
Dividends (net of foreign tax of $65,869)	$482,143
Interest (including interest income of $4,328 from investments in affiliated issuers) (Note 5)	4,343
Total investment income	486,486

EXPENSES
Compensation of Manager (Note 2)	89,203
Fees waived and reimbursed by Manager (Note 2)	(259)
Total expenses	88,944
Net investment income	397,542

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (net of foreign tax of $38,062) (Notes 1 and 3)	762,942
Foreign currency transactions (Note 1)	(24,849)
Total net realized gain	738,093
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers (net of increase in deferred foreign taxes of $42,542)	1,366,046
Assets and liabilities in foreign currencies	(1,349)
Total change in net unrealized appreciation	1,364,697
Net gain on investments	2,102,790
Net increase in net assets resulting from operations	$2,500,332

The accompanying notes are an integral part of these financial statements.

PanAgora ESG Emerging Markets Equity ETF	7

Statement of changes in net assets

	Six months ended 10/31/24*	Year ended 4/30/24
Increase in net assets
Operations
Net investment income	$397,542	$441,985
Net realized gain (loss) on investments and foreign currency transactions	738,093	(110,498)
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	1,364,697	1,221,853
Net increase in net assets resulting from operations	2,500,332	1,553,340
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	—	(407,925)
Proceeds from shares sold (Note 4)	4,296,604	5,492,936
Decrease from shares redeemed (Note 4)	—	—
Other capital (Note 4)	4,296	5,493
Total increase in net assets	6,801,232	6,643,844
Net assets
Beginning of year	25,112,935	18,469,091
End of year	$31,914,167	$25,112,935
Number of fund shares
Shares outstanding at beginning of period	1,225,000	950,000
Shares sold (Note 4)	200,000	275,000
Shares redeemed (Note 4)	—	—
Shares outstanding at end of period	1,425,000	1,225,000
*Unaudited.

The accompanying notes are an integral part of these financial statements.

8	PanAgora ESG Emerging Markets Equity ETF

Financial highlights

(For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
	Six months ended 10/31/24**	Year ended 4/30/24	For the period 1/19/23 (commencement of operations) to 4/30/23
Net asset value, beginning of period	$20.50	$19.44	$20.00
Investment operations:
Net investment income (loss)[a]	.29	.42	.08
Net realized and unrealized gain (loss) on investments	1.61	1.02	(.67)
Total from investment operations	1.90	1.44	(.59)
Less distributions:
From net investment income	—	(.39)	—
Total distributions	—	(.39)	—
Other capital	—[f]	.01	.03
Net asset value, end of period	$22.40	$20.50	$19.44
Total return at net asset value (%)[b]	9.27*	7.54	(2.80)*
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$31,914	$25,113	$18,469
Ratio of expenses to average net assets (%)[c,d]	.30*	.60	.17*
Ratio of net investment income (loss) to average net assets (%)[d]	1.35*	2.16	.41*
Portfolio turnover (%)[e]	51*	87	45*
*	Not annualized.
**	Unaudited.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment.
[c]	Excludes acquired fund fees and expenses, if any.
[d]	Reflects waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund during the period. As a result of such waivers, the expenses of the fund reflect a reduction of the following amounts (Notes 2 and 5):
Percentage of average netassets
October 31, 2024	<0.01%
April 30, 2024	<0.01
April 30, 2023	<0.01
[e]	Portfolio turnover excludes securities received or delivered in-kind, if any.
[f]	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

PanAgora ESG Emerging Markets Equity ETF
9

Notes to financial statements 10/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from May 1, 2024 through October 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
ESG	Environmental, social and/or corporate governance
ETF	Exchange-traded fund
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PanAgora	PanAgora Asset Management, Inc., an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam PanAgora ESG Emerging Markets Equity ETF (the fund) is a diversified, open-end series of Putnam ETF Trust (the Trust), a Delaware statutory trust organized under the 1940 Act. The fund is an actively managed ETF. The fund’s investment objective is to seek long term capital appreciation. The fund invests mainly in common stocks (growth or value stocks or both) of emerging markets companies of any size with a focus on companies that the fund’s subadvisor, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive environmental, social and governance ESG metrics. In evaluating and selecting investments for the fund, PanAgora employs a proprietary framework using quantitative models that identify companies that offer above-market return potential based on their ESG metrics, together with other proprietary factors measuring a company’s financial and operational health, and then construct a portfolio that integrates return potential and ESG metrics.

PanAgora uses advanced statistical and machine learning techniques, together with third-party and proprietary data sources, in evaluating companies’ ESG metrics and return potential. Metrics designed to evaluate companies’ environmental practices may include third-party or proprietary data sources, including those regarding a company’s environmental footprint or its environmental efficiencies. Metrics designed to evaluate companies’ social practices may include third-party or proprietary data sources, including those regarding board diversity levels at a company. Metrics designed to evaluate companies’ governance practices may include third-party or proprietary data sources, including those regarding a company’s compensation practices. The ESG metrics and information used in the portfolio construction process may change over time and may not be relevant to all companies that are eligible for investment by the fund.

In addition, the fund will not invest in securities of companies that PanAgora, based on third-party data, determines at the time of investment to have a category 5 controversy rating (an assessment of a company’s involvement in incidents with negative ESG implications) or to be substantially engaged in Arctic drilling or in the thermal coal, palm oil, controversial weapons or tobacco industries (each, a “Restricted Company”). In addition, at the time of any periodic rebalancing of the fund’s portfolio, the fund will dispose of its position in any security that, at that time, PanAgora determines to be a Restricted Company. Further, the fund will not purchase securities of any company that PanAgora, based on third-party data, determines at the time of investment to have a severe ESG risk rating (which measures a company’s exposure to industry-specific material ESG risks and how well a company is managing those risks) or to be classified as non-compliant under the United Nations Global Compact principles (each, a “Benchmark-Constrained Company”) if, immediately following such purchase, the fund would have an overweight position in the Benchmark-Constrained Company relative to its benchmark. In addition, at the time of any periodic rebalancing of the fund’s portfolio, the fund will dispose of the overweight portion (relative to its benchmark) of its position in any security that, at that time, PanAgora determines to be a Benchmark-Constrained Company.

Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of emerging markets companies that meet PanAgora’s ESG criteria, as described above. PanAgora will assign each company an ESG rating using proprietary ESG scores. In order to meet PanAgora’s ESG criteria, a company must have an ESG score above 0, reflecting more positive characteristics, and, on or after June 12, 2023, must also not be a Restricted Company or a Benchmark-Constrained Company. A negative ESG score indicates a lower (or worse) rating. PanAgora assigns companies an ESG score that ranges from –2 to +2, although the range of scores may change over time. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. PanAgora may not apply ESG criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet PanAgora’s ESG criteria.

Emerging markets include countries in the MSCI Emerging Market Index or countries that PanAgora considers to be emerging markets based on an evaluation of their level of economic development or the size and experience of their securities markets.

The fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

PanAgora may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. While PanAgora may consider independent third-party data as a part of its analytical process (and currently uses third-party data in applying certain of the fund’s investment policies), the portfolio management team performs its own independent analysis of issuers, through its quantitative model and proprietary scoring system, and does not rely solely on third-party screens.

From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors. From time to time, the fund may invest a significant portion of its assets in companies in one or more related geographic regions, such as Asian or Pacific Basin countries.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts of the State of Delaware.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the

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PanAgora ESG Emerging Markets Equity ETF

valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, on certain days the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. These securities, which would generally be classified as level 1 securities, will be transferred to Level 2 on the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior two fiscal periods remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At April 30, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$218,381	$—	$218,381

PanAgora ESG Emerging Markets Equity ETF
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Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $29,734,260, resulting in gross unrealized appreciation and depreciation of $3,347,748 and $1,185,021, respectively, or net unrealized appreciation of $2,162,727.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays its investment manager an annual all-inclusive management fee of 0.60% based on the fund’s average daily net assets computed and paid monthly. The management fee covers investment management services and all of the fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.302% of the fund’s average net assets.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Franklin Advisers. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. During the reporting period, management fees paid were reduced by $259 relating to the fund’s investment in Putnam Government Money Market Fund.

PanAgora is authorized by the Trustees to make investment decisions for the assets of the fund as determined by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-advisory fee to PanAgora for its services at an annual rate of 0.21% of the average net assets of the fund.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the costs incurred by Franklin Templeton Services and is not an additional expense of the fund.

The fund has adopted a distribution and service plan pursuant to Rule 12b–1 under the 1940 Act that authorizes the fund to pay distribution fees in connection with the sale and distribution of its shares and service fees in connection with the provision of ongoing shareholder support services. No Rule 12b–1 fees are currently paid by the fund.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments and in-kind transactions, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$19,606,304	$14,924,332
U.S. government securities (Long-term)	—	—
Total	$19,606,304	$14,924,332

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

Shares of the fund are listed and traded on NYSE Arca, Inc., and individual fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day, rather than at net asset value (NAV). Shares of the fund may trade at a price greater than the fund’s NAV (premium) or less than the fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling fund shares in the secondary market (the “bid-ask spread”). The fund will issue and redeem shares in large blocks of 25,000 shares called “Creation Units” on a continuous basis, at NAV, with authorized participants who have entered into agreements with the fund’s distributor. The fund will generally issue and redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the fund specifies each day. The fund generally imposes a transaction fee on investors purchasing or redeeming Creation Units. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Other capital in the Statement of changes in net assets.

At the close of the reporting period, the Putnam Sustainable Retirement Funds owned 96.6% of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 4/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/24
Short-term investments
Putnam Government Money Market Fund Class P *	$171,450	$3,022,732	$3,084,291	$4,328	$109,891
Total Short-term investments	$171,450	$3,022,732	$3,084,291	$4,328	$109,891
* Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Investing in companies or issuers that exhibit a commitment to ESG factors may result in the fund investing in certain types of companies or issuers that underperform the market as a whole. In evaluating an investment opportunity, Putnam Management may make investment decisions based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the fund invests, the fund may temporarily hold securities that are inconsistent with its ESG investment criteria.

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PanAgora ESG Emerging Markets Equity ETF

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the fund.

Board approval of management and subadvisory agreements

Not applicable

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© 2024 Franklin Templeton. All rights reserved.	39493-SFSOI 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam ETF Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: December 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: December 27, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: December 27, 2024